WARRANTS (Details 2) - Warrants [member]	2 Months Ended
Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Expected (strike) price	$ 0.317
Risk-free interest rate	3.25%
Expected life	4 years 9 months 7 days
Expected volatility	99.00%